Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other assets	R$ 326,756	R$ 276,251
Current portion	(297,264)	(246,346)
Non-current portion	29,492	29,905
Advance To Employees [Member]
IfrsStatementLineItems [Line Items]
Other assets	7,547	3,819
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	61,013	48,008
Amounts Receivable From T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Other assets	23,183	23,260
Amounts Receivable From Incentivized Projects [Member]
IfrsStatementLineItems [Line Items]
Other assets	27,080	27,391
Taxes And Labor Contributions To Offset [Member]
IfrsStatementLineItems [Line Items]
Other assets	112,471	80,610
Fistel Credits [Member]
IfrsStatementLineItems [Line Items]
Other assets	32,966	38,033
Other [Member]
IfrsStatementLineItems [Line Items]
Other assets	R$ 62,496	R$ 55,130